Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Numerator:
Net loss	(931,922)	(917,644)	(186,736)	(27,161)
Net loss (profit) attributable to noncontrolling interest and redeemable noncontrolling interest	298,324	144,914	(18,329)	(2,666)

Net loss attributable to ordinary shareholders	(633,598)	(772,730)	(205,065)	(29,827)
Plus increase in accretion of redeemable noncontrolling interests	(210,484)	(141,896)	—	—

Adjusted net loss attributable to ordinary shareholders	(844,082)	(914,626)	(205,065)	(29,827)

Denominator:
Weighted average number of shares outstanding—basic	617,169,833	672,836,226	674,732,130	674,732,130
Weighted average number of shares outstanding—diluted	617,169,833	672,836,226	674,732,130	674,732,130
Loss per share—Basic:
Net loss	(1.37)	(1.36)	(0.30)	(0.04)

	(1.37)	(1.36)	(0.30)	(0.04)

Loss per share—Diluted:
Net loss	(1.37)	(1.36)	(0.30)	(0.04)

	(1.37)	(1.36)	(0.30)	(0.04)